Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Ending balance	R$ 3,063	R$ 3,387	R$ 3,107
Cost	4,848	5,036	4,579
Accumulated amortization	(1,785)	(1,649)	(1,472)
Beginning balance	3,387	3,107
Acquisitions	163	356
Foreign currency translation adjustment	5	46
Write-off due to the disposal of subsidiaries	(109)	(2)
Other write-offs	(247)	(1)
Amortization	(136)	(119)
Goodwill Based On Expected Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Ending balance	1,942	2,182	2,173
Cost	1,942	2,182	2,173
Beginning balance	2,182	2,173
Foreign currency translation adjustment	(13)	9
Write-off due to the disposal of subsidiaries	(35)
Other write-offs	(192)
Brand names [member]
IfrsStatementLineItems [Line Items]
Ending balance	331	416	323
Cost	625	697	581
Accumulated amortization	(294)	(281)	(258)
Beginning balance	416	323
Acquisitions	8	86
Foreign currency translation adjustment	15	19
Write-off due to the disposal of subsidiaries	(71)
Other write-offs	(24)
Amortization	(13)	(12)
Computer software [member]
IfrsStatementLineItems [Line Items]
Ending balance	680	660	468
Cost	1,834	1,709	1,386
Accumulated amortization	(1,154)	(1,049)	(918)
Beginning balance	660	468
Acquisitions	155	270
Foreign currency translation adjustment	4	10
Write-off due to the disposal of subsidiaries	(3)	(2)
Other write-offs	(31)	(1)
Amortization	(105)	(85)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Ending balance	110	129	143
Cost	447	448	439
Accumulated amortization	(337)	(319)	R$ (296)
Beginning balance	129	143
Foreign currency translation adjustment	(1)	8
Amortization	R$ (18)	R$ (22)